Prepayments, Net (Details Textual)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)
Prepayments, Net (Textual)
Prepaid construction fees	$ 2,719,889	¥ 18,442,479	$ 2,769,652	¥ 18,402,479
Prepayment for construction reserve	$ 2,719,889	¥ 18,442,479	$ 2,769,652	¥ 18,402,479